Schedule of Investments (unaudited) December 31, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
Telstra Corp. Ltd.	903,365	$2,077,304

Belgium — 0.1%
Proximus SADP	12,125	240,484

Canada — 2.1%
BCE Inc.	68,881	2,942,852
Rogers Communications Inc., Class B, NVS	26,928	1,252,554
Shaw Communications Inc., Class B, NVS	35,218	617,559
TELUS Corp.	98,157	1,942,337

		6,755,302

China — 9.1%
China Mobile Ltd.	423,500	2,414,117
Tencent Holdings Ltd.	377,400	27,451,343

		29,865,460

Finland — 0.2%
Elisa OYJ	11,411	626,472

France — 1.7%
Orange SA	156,155	1,859,811
Publicis Groupe SA	17,200	857,797
SES SA	29,832	281,641
Ubisoft Entertainment SA(a)	6,039	582,550
Vivendi SA	66,138	2,134,753

		5,716,552

Germany — 1.5%
Deutsche Telekom AG, Registered	246,616	4,512,626
United Internet AG, Registered(b)	8,715	367,136

		4,879,762

Italy — 0.1%
Telecom Italia SpA/Milano	877,454	405,180

Japan — 8.2%
Dentsu Group Inc.	18,500	549,203
KDDI Corp.	124,600	3,700,166
Nexon Co. Ltd.	34,500	1,062,618
Nintendo Co. Ltd.	9,000	5,738,486
Nippon Telegraph & Telephone Corp.	181,200	4,642,981
SoftBank Group Corp.	125,700	9,810,554
Z Holdings Corp.	202,100	1,222,250

		26,726,258

Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	1,798,265	1,307,714
Grupo Televisa SAB, CPO(a)	197,622	324,717

		1,632,431

Netherlands — 0.2%
Koninklijke KPN NV	267,108	812,801

Norway — 0.3%
Telenor ASA	48,753	830,776

Singapore — 0.3%
Singapore Telecommunications Ltd.	526,450	920,137

South Korea — 1.4%
Kakao Corp.(a)	4,573	1,639,679
NAVER Corp.	11,003	2,962,697

		4,602,376

Security	Shares	Value

Spain — 1.0%
Cellnex Telecom SA(c)	29,528	$1,774,655
Telefonica SA	366,030	1,453,293
Telefonica SA, New	21,560	85,603

		3,313,551

Sweden — 0.4%
Tele2 AB, Class B	37,862	500,674
Telia Co. AB	185,767	768,172

		1,268,846

Switzerland — 0.3%
Swisscom AG, Registered	1,946	1,050,327

Taiwan — 0.3%
Chunghwa Telecom Co. Ltd.	1,000	3,879
Chunghwa Telecom Co. Ltd., ADR(d)	29,240	1,129,249

		1,133,128

United Kingdom — 2.3%
BT Group PLC	665,734	1,203,508
Informa PLC(a)	113,602	852,532
ITV PLC(a)	282,982	413,126
Pearson PLC(d)	56,920	529,397
Vodafone Group PLC	2,041,278	3,374,617
WPP PLC	94,545	1,033,906

		7,407,086

United States — 69.1%
Activision Blizzard Inc.	58,867	5,465,801
Alphabet Inc., Class A(a)	20,545	36,007,989
Alphabet Inc., Class C, NVS(a)	19,837	34,752,044
AT&T Inc.	464,318	13,353,786
CenturyLink Inc.	75,015	731,396
Charter Communications Inc., Class A(a)	11,114	7,352,467
Comcast Corp., Class A	284,928	14,930,227
Discovery Inc., Class A(a)(d)	12,073	363,277
Discovery Inc., Class C, NVS(a)	23,523	616,067
DISH Network Corp., Class A(a)	18,729	605,696
Electronic Arts Inc.	22,113	3,175,427
Facebook Inc., Class A(a)	164,276	44,873,632
Fox Corp., Class A, NVS	25,588	745,123
Fox Corp., Class B(a)	11,930	344,538
Interpublic Group of Companies Inc. (The)	30,131	708,681
Live Nation Entertainment Inc.(a)	10,803	793,804
Netflix Inc.(a)	29,594	16,002,364
News Corp., Class A, NVS	29,642	532,667
News Corp., Class B	9,169	162,933
Omnicom Group Inc.	16,282	1,015,508
Take-Two Interactive Software Inc.(a)	8,797	1,827,929
T-Mobile U.S. Inc.(a)	44,420	5,990,037
Twitter Inc.(a)	60,562	3,279,432
Verizon Communications Inc.	237,674	13,963,347
ViacomCBS Inc., Class B, NVS	43,302	1,613,432
Walt Disney Co. (The)(a)	94,576	17,135,280

		226,342,884

Total Common Stocks — 99.7% (Cost: $268,295,972)		326,607,117

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	471,064	$244,266

Total Preferred Stocks — 0.1% (Cost: $393,627)		244,266

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(e)(f)(g)	1,509,317	1,510,222
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	183,000	183,000

		1,693,222

Total Short-Term Investments — 0.5% (Cost: $1,692,375)		1,693,222

Total Investments in Securities — 100.3% (Cost: $270,381,974)		328,544,605

Other Assets, Less Liabilities — (0.3)%		(1,030,389)

Net Assets — 100.0%		$327,514,216

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$782,456	$718,465	(a)	$—		$8,993	$308	$1,510,222	1,509,317	$9,197	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	743,000	—		(560,000	)(a)	—	—	183,000	183,000	432		—

						$8,993	$308	$1,693,222		$9,629		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	03/19/21	$44	$518
S&P 500 E-Mini Index	5	03/19/21	442	5,861
TOPIX Index	5	03/11/21	87	2,289

				$8,668

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Comm Services ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$326,521,514	$85,603	$—	$326,607,117
Preferred Stocks	244,266	—	—	244,266
Money Market Funds	1,693,222	—	—	1,693,222

	$328,459,002	$85,603	$—	$328,544,605

Derivative financial instruments(a)
Assets
Futures Contracts	$8,668	$—	$—	$8,668

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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